Pension schemes	12 Months Ended
Dec. 31, 2025
Pension schemes
Pension schemes
28.	Pension schemes

28.1.   Defined contribution plan

The Company offers Defined Contribution Plan funded through group insurances to its employees of the Israel entity. The total expense recognized in the consolidated income statement for contributions under this plan amounts to €159,000 (2024: €190,000).

28.2.   Defined benefit plan

The Company offers a pension plan with a minimum return guaranteed by law to its employees of the Belgian entity. The contributions to this plan amount to minimum 7 % of the salary, partly paid by the employer and partly by the employees. As explained hereafter, this pension plan qualifies as Defined Benefit Plan under IFRS.

As a consequence of the law of December 18, 2015, minimum returns guaranteed by the employers are as follows:

●	For the contributions paid as from January 1, 2016, a new variable return based on OLO rates comprised between 1.75 % and 3.75%. The rate was 1,75% up to December 31, 2024 and has changed to 2.5% as from January 1, 2025.
●	For the contributions paid until end December 2015, the previously applicable legal returns of 3.75 % on employee contributions and 3.25 % on employer contributions continue to apply until retirement date of the participants.

The insurance companies managing these plans for the Company also guarantee a minimum return on the reserves as well as on future contributions for some portions of the plan. They have evolved as follows: 4.75 % until 1998, 3.25 % from 1999 till 2012 and between 0.50 % and 2.25 % since 2013. They are currently set between 0.50 % and 1.50%. The assets of the plan are entirely managed by external insurance companies “qualifying third party” which do not have any link with the Company.

The weighted average duration until the pension age for the Belgian plan is 18,1 years as at December 31, 2025. The weighted average duration is determined by considering the expected retirement ages of plan participants, adjusted for demographic factors such as mortality rates and turnover rates. Each participant’s expected duration is weighted according to their respective projected benefit obligations, ensuring that the calculation reflects the financial impact of each participant on the overall pension liability. In view of the minimum legal returns guaranteed, this pension Plan qualifies as Defined Benefit Plan under IFRS. Indeed, it induces a financial risk for the Company during periods of declining market interest rates when the returns guaranteed by the insurance companies are lower than the minimum legal returns, which is currently the case. In this case, the intervention of the insurance company is limited, and the Company shall fund the balance between the return delivered by the insurance company and the legal return.

A complete actuarial calculation has been performed for this plan by external actuaries based on the “Projected Unit Credit Method without future contribution” according to the IAS 19,115 as follows:

●	Projection of the minimum return guaranteed by the law till the retirement date and discounting of this amount with the discount rate used for the valuation (rate of high-quality corporate bonds);
●	The discounted net obligation is the maximum between this discounted projection and the projection of the accrued reserves discounted at the discount rate used for the valuation (rate of high-quality corporate bonds).

There was no net defined benefit obligation established as of December 31, 2025 (2024: no net defined benefit obligation):

(in EUR 000)	2025	2024
Net defined benefit liability at January 1	—	9
Defined benefit cost included in profit or loss	327	251
Total remeasurement included in OCI	18	(11)
Employer contributions	(345)	(249)
Net defined benefit liability at December 31	—	—

The gross defined benefit liability is as follows:

(in EUR 000)	2025	2024
Gross defined benefit liability at January 1	973	764
Current service cost	331	254
Interest cost	35	25
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Return on plan assets	(1)	(53)
Insurance premiums for risk benefits	(14)	(10)
Actuarial loss due to change in experience assumptions	(50)	8
Gross defined benefit liability at December 31	1,254	973

The fair value of the plan assets is as follows:

(in EUR 000)	2025	2024
Fair value plan assets at January 1	973	755
Interest income	39	28
Employer contributions	345	250
Administrative expenses	(5)	(4)
Taxes on contributions	(15)	(11)
Insurance premiums for risk benefits	(14)	(10)
Return on plan assets	(1)	(53)
Actuarial gain on fair value of the plan assets	(68)	18
Fair value plan assets at December 31	1,254	973

The number of members and the average age of the members is as follows:

	For the year ended December 31
	2025	2024
Active members	49	47
Average age	40	39

All plan assets are invested in an insurance contract with guaranteed interest rate (branch 21 product). The defined benefit calculation has been performed based on the below assumptions:

	For the year ended December 31
	2025	2024
Discount rate	4.4%	3.7%
Inflation rate	2.0%	2.2%
Salary increase (in excess of inflation)	1.0%	1.0%
Withdrawal rate based on age (minimum)	0.0%	0.0%
Withdrawal rate based on age (maximum)	12.0%	12.0%

The discount rate was derived from the EIOPA term structure on each valuation date, considering the weighted average duration of liabilities. The inflation rate is based on the long-term objective of the European Central Bank. Retirement age assumption is in line with current legal requirements. The withdrawal rate and the salary increase rate reflect the expectations of the company on a long-term basis.

A sensitivity with reasonable possible changes on the discount rate will impact the net defined benefit liability as follows (positive = increase net defined benefit liability / negative = decrease of net defined benefit liability):

	For the year ended December 31
	2025	2024
Increase of 0.25% in the discount rate	—	—
Decrease of 0.25% in the discount rate	—	—

The expected employer contributions for the year 2025 amount to €354,000.

The total expected benefit payments in the next 10 years, with the remainder to be paid in the period thereafter are:

As at
December 31,
(in EUR 000)	2025
In the next 12 months	—
Between 2 and 5 years	—
Between 6 and 10 years	243